MoA Clear Passage 2020 Fund Annual Fund Operating Expenses - MoA Clear Passage 2020 Fund - MoA Clear Passage 2020 Fund	Dec. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Other Expenses (as a percentage of Assets):	0.09%	[1]
Acquired Fund Fees and Expenses	0.35%	[2]
Expenses (as a percentage of Assets)	0.49%

[1]	Expense information has been restated to reflect current fees.
[2]	Acquired Fund Fees and Expenses ("AFFEs") reflect fees and expenses incurred indirectly by the Fund through its investments in the underlying Funds. The total annual fund operating expenses in the fee table may differ from the expense ratios in the fund’s “Financial Highlights” that include only the Fund’s direct operating expenses and not AFFEs.